UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-3735



                              The New Economy Fund
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: November 30, 2005

                     Date of reporting period: May 31, 2005





                                 Chad L. Norton
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                               Julie Allecta, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                                55 Second Street
                               Twenty-Fourth Floor
                         San Francisco, California 94105
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - AMERICAN FUNDS(R)]

The right choice for the long term(R)

THE NEW ECONOMY FUND

[photo of the city skyline in nighttime Singapore]

Semi-annual report for the six months ended May 31, 2005

THE NEW ECONOMY FUND(R) seeks to help you participate in the many investment opportunities created as society continues to shift from producing industrial goods to providing a wide array of information and services. The fund has the flexibility to invest all over the world in industries ranging from broadcasting and publishing to banking and insurance, cellular telephones to merchandising, and health care to computer software and the Internet.

This fund is one of the 29 American Funds. The organization ranks among the nation's three largest mutual fund families. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

FIGURES SHOWN ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 5.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2005 (the most recent calendar quarter):

CLASS A SHARES                                                      1 year           5 years          10 years

Reflecting 5.75% maximum sales charge                               + 1.19%          - 5.58%           + 8.47%

The fund's investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 22 for details.

Results for other share classes can be found on page 4. Please see the inside back cover for important information about other share classes.

Investing outside the United States is subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund's prospectus. Global diversification can help reduce these risks. Investing in small-capitalization stocks can involve additional risks, as more fully described in the prospectus.


FELLOW SHAREHOLDERS:

The New Economy Fund gained 0.9% during the six months ended May 31, 2005, a period marked by high energy prices, rising interest rates and slower global economic growth.

The New Economy Fund kept pace with the unmanaged Global Service and Information Industries Index, which gained 1.0%. This index best tracks the types of companies in which The New Economy Fund can invest. It is a subset of the unmanaged MSCI World Index, which is a market-capitalization-weighted index that measures the returns of stock markets in 23 developed countries.

In the same period, the Lipper Multi-Cap Growth Funds Index, which measures 30 growth funds representing a variety of market capitalizations and different country exposures, rose 1.3%. Standard & Poor's 500 Composite Index, an unmanaged index that tracks relatively large companies listed primarily on U.S. exchanges, gained 2.4%.

During the first six months of the fund's fiscal year, no single economic or political event set a direction for global stock markets. Investors sifted through a collection of often-contradictory economic indicators. Oil prices remained relatively stable during the period, fluctuating from $49 a barrel at the beginning of the period to $52 a barrel at the end. At the same time, central banks around the world pushed short-term rates higher in an effort to forestall inflation. In the United States, the Federal Reserve Board boosted the federal funds rate (the rate banks charge each other on overnight loans) four times during the six-month period and a fifth time on June 30, after the end of the period.

[Begin Sidebar]
RESULTS AT A GLANCE
Total returns for periods ended May 31, 2005
(with all distributions reinvested)

                                                                            6 months          1 year           Lifetime*

The New Economy Fund                                                         + 0.9%           + 6.3%            +12.0%
Lipper Multi-Cap Growth Funds Index                                          + 1.3            + 6.0             +10.4
Global Service and Information Index+                                        + 1.0            + 9.0               N/A
Standard & Poor's 500 Composite Index+                                       + 2.4            + 8.2             +12.5

*Average annual total return since December 1, 1983.
+Unmanaged.

[End Sidebar]

Historically, rising short-term rates eventually have led to higher long-term rates. That has not been the case so far in this cycle. The Fed raised the federal funds rate nine times starting in June 2004, boosting the rate one-quarter of one percentage point each time. But during the first half of The New Economy Fund's fiscal year, the yield on the bellwether 10-year U.S. Treasury actually declined from 4.4% to 4.0%. However, the relative stability of long-term rates did not translate into sustained high economic growth. In Japan, hopes for a stronger economy waned and growth in Europe slowed.

Further complicating the investment outlook -- especially for U.S. investors -- the U.S. dollar gained strength against most major currencies during the period. The U.S. currency rose 7.9% against the euro and 5.1% against the Japanese yen. While a stronger dollar is often seen as good news for non-U.S. companies, it lowers the returns on the fund's investments outside the United States by reducing the value of investments denominated in non-U.S.-dollar currencies on exchanges outside the United States. The New Economy Fund had 27% of its assets invested in non-U.S. companies at the end of the period.

Against this background of mixed economic messages -- rising short-term interest rates, declining long-term rates and stubbornly high oil prices -- it is not surprising that stock markets also struggled for direction and leadership. That was especially true in the services and information industries, the areas in which The New Economy Fund invests. Internet-related companies offer a good example of the mixed results we saw throughout the fund's portfolio. Website search engine Google, the fund's third-largest holding, gained 52.1% during the period, while Internet portal Yahoo!, the 10th-largest holding, was down slightly, losing 1.1%.

[Begin Sidebar]
WHERE THE FUND'S ASSETS ARE INVESTED
[begin pie chart]
As of                               Percent of
May 31, 2005                         net assets

o  United States                          65.3%
o  Asia & Pacific Basin                   12.6
o  Europe                                 12.5
o  Other (including
   Latin America)                          2.3
o  Cash & equivalents                      7.3
[end pie chart]

[begin pie chart]
As of                                Percent of
November 30, 2004                    net assets

o  United States                          66.7%
o  Europe                                 12.3
o  Asia & Pacific Basin                   11.6
o  Other (including
   Latin America)                          1.9
o  Cash & equivalents                      7.5
[end pie chart]
[End Sidebar]

The fund's investments in traditional retailers had generally positive results. Target rose 4.8% and Lowe's Companies rose 3.4%. But it was a different story for electronic retailers. Online retailer eBay declined 32.4% and IAC/InterActiveCorp, the fund's second-largest individual holding, declined 0.8%.

Investments in media, our fourth-largest industry holding with 10.1% of assets, proved a disappointment during the six months. Time Warner, the fund's largest individual holding, declined 1.8% and News Corp. declined 8.8%.

The Fed's actions to boost short-term interest rates put a damper on the stocks of financial institutions, including banks, the fund's largest industry holding with 11.2% of assets. Freddie Mac, the federally chartered mortgage corporation and our sixth-largest individual holding accounting for 1.7% of assets, declined 4.7%. In addition to the headwind of higher short-term interest rates, Freddie Mac faced tough questions from lawmakers about its business practices. We remain confident, however, that its long-term prospects are good.

The economic environment in which The New Economy Fund operates is decidedly mixed with high oil prices, low long-term interest rates and a stronger dollar. In this environment of economic crosscurrents we will continue to rely on in-depth global research to find promising investment opportunities in the United States and abroad.

As always, we thank you for your continued support.

Cordially,


/s/ Gordon Crawford                 /s/ Timothy D. Armour
Gordon Crawford                     Timothy D. Armour
Chairman of the Board               President

July 14, 2005

For current information about the fund, visit americanfunds.com.


OTHER SHARE CLASS RESULTS                                              unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended
June 30, 2005 (the most recent calendar quarter)                                      1 year          5 years         Life of class

Class B shares
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares are
sold within six years of purchase                                                     +1.55%           -5.54%             -6.10%(1)
Not reflecting CDSC                                                                   +6.55%           -5.20%             -5.94%(1)

Class C shares
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase                                           +5.46%              --              +0.22%(2)
Not reflecting CDSC                                                                   +6.46%              --              +0.22%(2)

Class F shares(3)
Not reflecting annual asset-based fee charged by
sponsoring firm                                                                       +7.29%              --              +1.04%(2)

Class 529-A shares(4)
Reflecting 5.75% maximum sales charge                                                 +1.13%              --              +4.16%(5)
Not reflecting maximum sales charge                                                   +7.27%              --              +6.02%(5)

Class 529-B shares(4)
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase                                  +1.36%              --              +4.99%(6)
Not reflecting CDSC                                                                   +6.36%              --              +5.78%(6)

Class 529-C shares(4)
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase                                           +5.36%              --              +6.20%(7)
Not reflecting CDSC                                                                   +6.36%              --              +6.20%(7)

Class 529-E shares(3,4)                                                               +6.96%              --              +3.80%(8)

Class 529-F shares(3,4)
Not reflecting annual asset-based fee charged by
sponsoring firm                                                                       +7.27%              --             +21.37%(9)


The fund's investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. In addition, the fund's principal underwriter also waived fees related to distribution services for Class 529-F. Fund results shown reflect these waivers, without which they would have been lower. Please see the Financial Highlights table on page 22 for details.

(1)  From March 15, 2000, when Class B shares were first sold.

(2)  From March 15, 2001, when Class C and Class F shares were first sold.

(3) These shares are sold without any initial or contingent deferred sales charge.

(4) Results shown do not reflect the $10 initial account set up fee and an annual $10 account maintenance fee.

(5)  From February 15, 2002, when Class 529-A shares were first sold.

(6)  From February 19, 2002, when Class 529-B shares were first sold.

(7)  From February 21, 2002, when Class 529-C shares were first sold.

(8)  From March 15, 2002, when Class 529-E shares were first sold.

(9)  From October 11, 2002, when Class 529-F shares were first sold.




SUMMARY INVESTMENT PORTFOLIO May 31, 2005                             unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund's principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.


[begin pie chart]
                                                               Percent
                                                               of net
Industry group diversification                                 assets

Banks                                                           11.20 %
Retailing                                                       11.02
Software & services                                             10.71
Media                                                           10.09
Telecommunication services                                       8.67
Other industries                                                40.53
Convertible securities                                            .51
Cash & equivalents                                               7.27

[end pie chart}


                                                                                            Shares             Market       Percent
                                                                                                               value         of net
Common stocks  - 92.22%                                                                                        (000)         assets

Banks  - 11.20%
Freddie Mac                                                                               1,830,000     $     119,023         1.67%
Wells Fargo & Co.                                                                         1,600,000            96,656          1.35
Societe Generale  (1)                                                                       881,000            86,611          1.21
HDFC Bank Ltd.  (1)                                                                       6,450,000            79,591          1.11
City National Corp.                                                                         799,800            56,810           .80
Other securities                                                                                              361,826          5.06
                                                                                                              800,517         11.20

Retailing  - 11.02%
IAC/InterActiveCorp  (2)                                                                  8,665,000           212,292          2.97
Target Corp.                                                                              3,650,000           196,005          2.74
Lowe's Companies, Inc.                                                                    1,680,000            96,113          1.35
Best Buy Co., Inc.                                                                        1,275,000            69,398           .97
Limited Brands, Inc.                                                                      2,670,000            54,922           .77
Other securities                                                                                              158,977          2.22
                                                                                                              787,707         11.02

Software & services  - 10.71%
Google Inc., Class A  (2)                                                                   709,000           197,386          2.76
Yahoo! Inc.  (2)                                                                          2,700,000           100,440          1.41
Microsoft Corp.                                                                           3,790,000            97,782          1.37
First Data Corp.                                                                          1,704,000            64,462           .90
NHN Corp. (1)  (2)                                                                          575,000            61,641           .86
Other securities                                                                                              243,682          3.41
                                                                                                              765,393         10.71

Media  - 10.09%
Time Warner Inc.  (2)                                                                    13,175,000           229,245          3.21
Liberty Media Corp., Class A  (2)                                                        11,260,000           116,991          1.64
News Corp. Inc., Class A                                                                  4,605,629            74,289          1.04
Liberty Media International, Inc., Class A  (2)                                           1,377,194            57,718           .81
UnitedGlobalCom, Inc., Class A  (2)                                                       6,000,000            54,600           .76
Other securities                                                                                              188,141          2.63
                                                                                                              720,984         10.09

Telecommunication services  - 8.67%
Telefonica, SA  (1)                                                                       4,868,154            81,403          1.14
Telephone and Data Systems, Inc.                                                            931,100            36,080
Telephone and Data Systems, Inc.  (2)                                                       931,100            35,382          1.00
Vodafone Group PLC  (1)                                                                  26,400,000            66,566           .93
Qwest Communications International Inc.  (2)                                             16,100,000            63,112           .88
Royal KPN NV  (1)                                                                         7,210,300            57,173           .80
France Telecom, SA  (1)  (2)                                                              1,856,000            53,063           .74
Sprint Corp.                                                                              2,197,500            52,059           .73
Other securities                                                                                              174,396          2.45
                                                                                                              619,234          8.67

Semiconductors & semiconductor equipment  - 7.40%
Texas Instruments Inc.                                                                    4,100,000           113,324          1.59
Taiwan Semiconductor Manufacturing Co. Ltd.  (1)                                         45,215,189            81,795          1.14
Maxim Integrated Products, Inc.                                                           1,800,000            70,920           .99
Applied Materials, Inc.                                                                   3,775,000            61,948           .87
Novellus Systems, Inc.  (2)                                                               2,010,000            53,567           .75
Other securities                                                                                              147,148          2.06
                                                                                                              528,702          7.40

Energy  - 4.14%
Schlumberger Ltd.                                                                         1,475,000           100,846          1.41
Weatherford International Ltd.  (2)                                                       1,000,000            52,570           .74
Noble Corp.                                                                                 850,000            48,127           .67
Other securities                                                                                               94,024          1.32
                                                                                                              295,567          4.14

Technology hardware & equipment  - 3.67%
Cisco Systems, Inc.  (2)                                                                  4,329,200            83,900          1.17
Corning Inc.  (2)                                                                         3,050,000            47,824           .67
Other securities                                                                                              130,349          1.83
                                                                                                              262,073          3.67

Commercial services & supplies  - 3.64%
United Stationers Inc.  (2)                                                               1,481,300            72,628          1.02
Rentokil Initial PLC  (1)                                                                21,500,000            57,727           .81
Other securities                                                                                              129,489          1.81
                                                                                                              259,844          3.64

Insurance  - 2.89%
American International Group, Inc.                                                        1,333,985            74,103          1.04
W.R. Berkley Corp.                                                                        1,647,000            58,403           .82
Other securities                                                                                               73,689          1.03
                                                                                                              206,195          2.89

Health care equipment & services  - 2.73%
Express Scripts, Inc.  (2)                                                                  595,000            54,972           .77
HCA Inc.                                                                                    850,000            45,900           .64
Other securities                                                                                               94,004          1.32
                                                                                                              194,876          2.73

Consumer services  - 2.64%
Carnival Corp., units                                                                     2,700,000           142,830          2.00
Other securities                                                                                               46,215           .64
                                                                                                              189,045          2.64

Diversified financials  - 2.41%
Capital One Financial Corp.                                                                 750,000            56,550           .79
Other securities                                                                                              115,851          1.62
                                                                                                              172,401          2.41

Transportation - 1.51%
Other securities                                                                                              107,753          1.51


Utilities  - 1.41%
Reliance Energy Ltd.                                                                      4,410,003            52,235           .73
Other securities                                                                                               48,916           .68
                                                                                                              101,151          1.41

Food and Staples Retailing - 1.36%
Other securities                                                                                               96,904          1.36


Other - 2.12%
Nitto Denko Corp.  (1)                                                                    1,077,000            60,498           .85
Other securities                                                                                               91,369          1.27
                                                                                                              151,867          2.12


Miscellaneous  -  4.61%
Other common stocks in initial period of acquisition                                                          329,259          4.61


TOTAL COMMON STOCKS (COST: $5,966,669,000)                                                                  6,589,472         92.22


Convertible securities  - 0.51%


Total convertible securities (cost: $36,792,000)                                                               36,322       .51




                                                                                Principal amount (000)         Market        Percent
                                                                                                               value          of net
Short-term securities  - 7.01%                                                                                 (000)          assets
Variable Funding Capital Corp. 2.94%-3.04% due 6/6-7/5/2005 (3)                  $           70,600            70,515          .99
Procter & Gamble Co. 2.98%-3.19% due 6/17-8/24/2005 (3)                                      52,000            51,755          .72
Freddie Mac 2.95%-3.07% due 6/14-8/1/2005                                                    45,800            45,598          .64
Other securities                                                                                              332,805         4.66


TOTAL SHORT-TERM SECURITIES (COST: $500,664,000)                                                              500,673         7.01


TOTAL INVESTMENT SECURITIES (COST: $6,504,125,000)                                                          7,126,467        99.74
OTHER ASSETS LESS LIABILITIES                                                                                  18,706          .26

NET ASSETS                                                                                                 $7,145,173       100.00%


"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

(1) Valued under fair value procedures adopted by authority of the Board of Trustees. At May 31, 2005, 66 of the fund's securities, including those in "Other securities" and "Miscellaneous" securities in the summary investment portfolio (with aggregate value of $1,675,112,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.

(2)  Security did not produce income during the last 12 months.

(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those included in "Other securities" in the summary investment portfolio, was $366,055,000, which represented 5.12% of the net assets of the fund.

See Notes to Financial Statements




FINANCIAL STATEMENTS

Statement of assets and liabilities                                                                                       unaudited
at May 31, 2005                                                          (dollars and shares in thousands, except per-share amounts)

Assets:
 Investment securities at market (cost: $6,504,125)                                                              $7,126,467
 Cash denominated in non-U.S. currencies
  (cost: $3,259)                                                                                                      3,359
 Cash                                                                                                                 4,316
 Receivables for:
  Sales of investments                                                                      30,221
  Sales of fund's shares                                                                     4,734
  Dividends and interest                                                                    12,047                   47,002
                                                                                                                  7,181,144
Liabilities:
 Payables for:
  Purchases of investments                                                                  17,647
  Repurchases of fund's shares                                                               8,705
  Investment advisory services                                                               2,213
  Services provided by affiliates                                                            4,587
  Deferred Trustees' compensation                                                              812
  Other fees and expenses                                                                    2,007                   35,971
Net assets at May 31, 2005                                                                                       $7,145,173

Net assets consist of:
 Capital paid in on shares of beneficial interest                                                                $7,303,365
 Undistributed net investment income                                                                                 21,150
 Accumulated net realized loss                                                                                    (799,636)
 Net unrealized appreciation                                                                                        620,294
Net assets at May 31, 2005                                                                                       $7,145,173

Shares of beneficial interest issued and outstanding - unlimited shares authorized (351,199 total shares outstanding)


                                                          Net assets         Shares outstanding   Net asset value per share(1)

Class A                                                   $6,581,435                  322,951                  $20.38
Class B                                                      168,550                    8,588                  19.63
Class C                                                       80,011                    4,091                  19.56
Class F                                                       85,882                    4,232                  20.30
Class 529-A                                                   41,108                    2,021                  20.34
Class 529-B                                                    8,049                      406                  19.85
Class 529-C                                                   12,180                      613                  19.86
Class 529-E                                                    2,260                      112                  20.21
Class 529-F                                                      686                       34                  20.31
Class R-1                                                      2,616                      131                  20.01
Class R-2                                                     49,427                    2,470                  20.01
Class R-3                                                     39,917                    1,974                  20.22
Class R-4                                                     20,661                    1,015                  20.35
Class R-5                                                     52,391                    2,561                  20.45


(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $21.62 and $21.58, respectively.





Statement of operations
for the six months ended May 31, 2005
Investment income:                                                                                                        unaudited
 Income:                                                                                                     (dollars in thousands)
  Dividends (net of non-U.S. withholding
            tax of $3,170)                                                                  $50,687
  Interest                                                                                    7,753                 $58,440

 Fees and expenses:
  Investment advisory services                                                               14,893
  Distribution services                                                                       9,775
  Transfer agent services                                                                     4,674
  Administrative services                                                                       506
  Reports to shareholders                                                                       248
  Registration statement and prospectus                                                         197
  Postage, stationery and supplies                                                              717
  Trustees' compensation                                                                        143
  Auditing and legal                                                                             56
  Custodian                                                                                     664
  State and local taxes                                                                         108
  Other                                                                                          77
  Total expenses before reimbursements/waivers                                               32,058
   Reimbursement/waiver of expenses                                                           1,063                  30,995
 Net investment income                                                                                               27,445

Net realized gain and unrealized
 depreciation on investments
 and non-U.S. currency:
 Net realized gain (loss) on:
  Investments                                                                                48,973
  Non-U.S. currency transactions                                                               (704)                 48,269
 Net unrealized depreciation on:
  Investments                                                                                (9,526)
  Non-U.S. currency translations                                                               (421)                 (9,947)
   Net realized gain and
    unrealized depreciation
    on investments and non-U.S. currency                                                                             38,322
Net increase in net assets resulting
 from operations                                                                                                    $65,767

See Notes to Financial Statements

Statements of changes in net assets                                                                          (dollars in thousands)

                                                                                           Six months             Year ended
                                                                                         ended May 31,           November 30,
                                                                                             2005*                   2004
Operations:
 Net investment income                                                                      $27,445                 $21,370
 Net realized gain on investments and
  non-U.S. currency transactions                                                             48,269                 510,406
 Net unrealized (depreciation) appreciation
  on investments and non-U.S. currency translations                                          (9,947)                278,605
  Net increase in net assets
   resulting from operations                                                                 65,767                 810,381

Dividends paid to shareholders
 from net investment income and currency gains                                              (26,323)                (4,277)

Capital share transactions                                                                 (356,305)              (373,095)

Total (decrease) increase in net assets                                                    (316,861)                433,009

Net assets:
 Beginning of period                                                                      7,462,034               7,029,025
 End of period (including undistributed
  net investment income: $21,150 and $20,028, respectively)                              $7,145,173              $7,462,034

*Unaudited

See Notes to Financial Statements




NOTES TO FINANCIAL STATEMENTS                                          unaudited


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The New Economy Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica(R) savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:


SHARE CLASS                     INITIAL SALES CHARGE    CONTINGENT DEFERRED SALES         CONVERSION FEATURE
                                                        CHARGE UPON REDEMPTION


Classes A and 529-A             Up to 5.75%             None (except 1% for               None
                                                        certain redemptions
                                                        within one year of
                                                        purchase without an
                                                        initial sales charge)


Classes B and 529-B             None                    Declines from 5% to zero          Classes B and 529-B
                                                        for redemptions within            convert to classes A
                                                        six years of purchase             and 529-A, respectively,
                                                                                          after eight years


Class C                         None                    1% for redemptions within         Class C converts to Class F
                                                        one year of purchase              after 10 years


Class 529-C                     None                    1% for redemptions within         None
                                                        one year of purchase


Class 529-E                     None                    None                              None


Classes F and 529-F             None                    None                              None


Classes R-1, R-2, R-3,          None                    None                              None
R-4 and R-5


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.


CollegeAmerica  is a  registered  trademark  of  the  Virginia  College  Savings
Plan.(SM)


SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. Short-term securities originally purchased with maturities greater than 60 days, but that now have 60 days or less remaining to maturity, are valued based on the amortized difference between the par value and the market value on the 61st day. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.

         SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

         NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

         FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended May 31, 2005, there were no non-U.S. taxes paid on realized gains. As of May 31, 2005, non-U.S. taxes provided on unrealized gains were $1,791,000.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of May 31, 2005, the cost of investment securities for federal income tax purposes was $6,504,209,000.

As of May 31, 2005, the components of distributable earnings on a tax basis were as follows (dollars in thousands):


Undistributed net investment income and currency gains                  $21,258
Accumulated short-term capital losses                                 (784,449)
Accumulated long-term capital losses                                   (14,399)
Gross unrealized appreciation on investment securities                1,279,885
Gross unrealized depreciation on investment securities                (657,627)
Net unrealized appreciation on investment securities                    622,258

Accumulated short-term capital losses above include capital loss carryforwards of $407,209,000 and $399,829,000 expiring in 2010 and 2011, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. During the six months ended May 31, 2005, the fund realized, on a tax basis, a net capital gain of $48,645,000, which was offset by capital losses of $40,455,000 that were realized during the period November 1, 2004 through November 30, 2004.

Ordinary income distributions paid to shareholders from net investment income and currency gains were as follows (dollars in thousands):

Share class                              Six months ended May 31, 2005         Year ended November 30, 2004
Class A                                                       $ 25,438                              $ 4,011
Class B                                                              -                                    -
Class C                                                              -                                    -
Class F                                                            288                                   58
Class 529-A                                                        141                                   37
Class 529-B                                                          -                                    -
Class 529-C                                                          -                                    -
Class 529-E                                                          2                                    -
Class 529-F                                                          2                                  - *
Class R-1                                                            -                                    -
Class R-2                                                            -                                    -
Class R-3                                                           52                                    -
Class R-4                                                           69                                   15
Class R-5                                                          331                                  156
Total                                                         $ 26,323                              $ 4,277

* Amount less than one thousand.


4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.580% on the first $500 million of daily net assets and decreasing to 0.345% on such assets in excess of $27 billion. CRMC is currently waiving a portion of these fees. At the beginning of the period, CRMC was waiving 5% of these fees and increased the waiver to 10% on April 1, 2005. During the six months ended May 31, 2005, the total investment advisory services fees waived by CRMC were $986,000. As a result, the fee shown on the accompanying financial statements of $14,893,000, which was equivalent to an annualized rate of 0.410%, was reduced to $13,907,000, or 0.383% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold. AFD is currently waiving a portion of these fees to the extent the amounts paid to qualified dealers or advisers were less than the approved limit. During the six months ended May 31, 2005, the total distribution services fees waived by AFD were $90, which related to Class 529-F.

         For classes A and 529-A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of May 31, 2005, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.


         SHARE CLASS                                       CURRENTLY APPROVED LIMITS            PLAN LIMITs

         Class A                                                      0.25%                         0.25%


         Class 529-A                                                  0.25                          0.50


         Classes B and 529-B                                          1.00                          1.00


         Classes C, 529-C and R-1                                     1.00                          1.00


         Class R-2                                                    0.75                          1.00


         Classes 529-E and R-3                                        0.50                          0.75


         Classes F, 529-F and R-4                                     0.25                          0.50


         TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and
         B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the six months ended May 31, 2005, CRMC agreed to pay a portion of these fees for classes R-1, R-2 and R-3. For the six months ended May 31, 2005, the total administrative services fees paid by CRMC were $1,000, $74,000 and $2,000 for classes R-1, R-2 and R-3, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

         Expenses under the agreements described on the previous page for the six months ended May 31, 2005, were as follows (dollars in thousands):


           SHARE CLASS    DISTRIBUTION    TRANSFER AGENT                     ADMINISTRATIVE SERVICES
                            SERVICES         SERVICES

                                                                  CRMC          TRANSFER AGENT      COMMONWEALTH OF
                                                             ADMINISTRATIVE        SERVICES             VIRGINIA
                                                                SERVICES                            ADMINISTRATIVE
                                                                                                        SERVICES


             Class A         $8,005           $4,544         Not applicable     Not applicable       Not applicable


             Class B           850              130          Not applicable     Not applicable       Not applicable


             Class C           390           Included             $58                 $17            Not applicable
                                                in
                                          administrative
                                             services

             Class F            98           Included              59                  16            Not applicable
                                                in
                                          administrative
                                             services

           Class 529-A          29           Included              29                   5                  $19
                                                in
                                          administrative
                                             services

           Class 529-B          38           Included               6                   3                    4
                                                in
                                          administrative
                                             services

           Class 529-C         57            Included               8                   3                    6
                                                in
                                          administrative
                                             services

           Class 529-E          5            Included               1                   - *                  1
                                                in
                                          administrative
                                             services

           Class 529-F          1            Included               - *                 - *                  - *
                                                in
                                          administrative
                                             services

            Class R-1           12           Included               2                   2            Not applicable
                                                in
                                          administrative
                                             services

            Class R-2          174           Included              35                 136            Not applicable
                                                in
                                          administrative
                                             services

            Class R-3          93            Included              28                  26            Not applicable
                                                in
                                          administrative
                                             services

            Class R-4          23            Included              14                   1            Not applicable
                                                in
                                          administrative
                                             services

            Class R-5    Not applicable      Included              26                   1            Not applicable
                                                in
                                          administrative
                                             services

              Total          $9,775           $4,674             $266                $210                  $30


         * Amount less than one thousand.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' compensation of $143,000, shown on the accompanying financial statements, includes $132,000 in current fees (either paid in cash or deferred) and a net increase of $11,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class                                                              Sales(1)                     Reinvestments of dividends
                                                                    Amount           Shares               Amount       Shares
Six months ended May 31, 2005
Class A                                                            $250,544          12,365             $ 24,304       1,194
Class B                                                               8,865             453                    -           -
Class C                                                              12,246             629                    -           -
Class F                                                              22,030           1,091                  271          14
Class 529-A                                                           6,861             338                  141           7
Class 529-B                                                             929              47                    -           -
Class 529-C                                                           2,145             108                    -           -
Class 529-E                                                             372              19                    2          -*
Class 529-F                                                             195              10                    2          -*
Class R-1                                                               952              48                    -           -
Class R-2                                                            11,927             597                    -           -
Class R-3                                                            10,002             497                   52           2
Class R-4                                                             5,519             273                   69           3
Class R-5                                                             3,939             192                  319          16
Total net increase
   (decrease)                                                      $336,526          16,667             $ 25,160       1,236

Year ended November 30, 2004
Class A                                                            $582,339          30,516              $ 3,832         214
Class B                                                              31,350           1,702                    -           -
Class C                                                              30,088           1,634                    -           -
Class F                                                              42,379           2,224                   55           3
Class 529-A                                                          13,171             694                   37           2
Class 529-B                                                           2,984             160                    -           -
Class 529-C                                                           4,657             250                    -           -
Class 529-E                                                             713              37                    -           -
Class 529-F                                                             259              13                   -*          -*
Class R-1                                                             1,175              63                    -           -
Class R-2                                                            27,557           1,461                    -           -
Class R-3                                                            22,350           1,181                    -           -
Class R-4                                                             7,357             389                   15           1
Class R-5                                                             7,036             366                  148           8
Total net increase
   (decrease)                                                      $773,415          40,690              $ 4,087         228


Share class                                                              Repurchases(1)                  Net (decrease) increase
                                                                   Amount            Shares               Amount        Shares
Six months ended May 31, 2005
Class A                                                         $ (668,442)         (32,963)           $ (393,594)      (19,404)
Class B                                                            (13,057)            (669)               (4,192)         (216)
Class C                                                             (8,707)            (449)                3,539           180
Class F                                                             (8,954)            (444)               13,347           661
Class 529-A                                                         (1,303)             (64)                5,699           281
Class 529-B                                                           (201)             (10)                  728            37
Class 529-C                                                           (397)             (20)                1,748            88
Class 529-E                                                            (47)              (2)                  327            17
Class 529-F                                                             (2)              -*                   195            10
Class R-1                                                             (214)             (11)                  738            37
Class R-2                                                           (6,267)            (316)                5,660           281
Class R-3                                                           (5,862)            (289)                4,192           210
Class R-4                                                           (1,568)             (78)                4,020           198
Class R-5                                                           (2,970)            (147)                1,288            61
Total net increase
   (decrease)                                                   $ (717,991)         (35,462)           $ (356,305)      (17,559)

Year ended November 30, 2004
Class A                                                       $ (1,078,019)         (56,682)           $ (491,848)      (25,952)
Class B                                                            (20,010)          (1,088)               11,340           614
Class C                                                            (11,150)            (609)               18,938         1,025
Class F                                                            (16,427)            (864)               26,007         1,363
Class 529-A                                                         (1,323)             (70)               11,885           626
Class 529-B                                                           (140)              (8)                2,844           152
Class 529-C                                                           (467)             (25)                4,190           225
Class 529-E                                                            (39)              (2)                  674            35
Class 529-F                                                            (41)              (2)                  218            11
Class R-1                                                             (266)             (14)                  909            49
Class R-2                                                           (8,233)            (438)               19,324         1,023
Class R-3                                                           (6,693)            (354)               15,657           827
Class R-4                                                           (2,621)            (138)                4,751           252
Class R-5                                                           (5,168)            (272)                2,016           102
Total net increase
   (decrease)                                                 $ (1,150,597)         (60,566)           $ (373,095)      (19,648)

* Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.

6. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $994,252,000 and $1,302,328,000, respectively, during the six months ended May 31, 2005.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended May 31, 2005, the custodian fee of $664,000, shown on the accompanying financial statements, includes $4,000 that was offset by this reduction, rather than paid in cash.








FINANCIAL HIGHLIGHTS (1)

                                                                                Income (loss) from investment operations(2)
                                                                                                     Net
                                                        Net asset                               gains (losses)
                                                         value,                Net               on securities            Total from
                                                        beginning           investment          (both realized            investment
                                                        of period         income (loss)         and unrealized)           operations
Class A:
 Six months ended 5/31/2005 (5)                          $20.27                $.08                  $.10                    $.18
 Year ended 11/30/2004                                    18.11                .06                   2.11                    2.17
 Year ended 11/30/2003                                    14.94                .01                   3.16                    3.17
 Year ended 11/30/2002                                    18.01                 - (7)               (3.07)                  (3.07)
 Year ended 11/30/2001                                    24.69                .01                  (3.76)                  (3.75)
 Year ended 11/30/2000                                    29.90                .12                  (2.01)                  (1.89)
Class B:
 Six months ended 5/31/2005 (5)                           19.52                 -                     .11                     .11
 Year ended 11/30/2004                                    17.57               (.08)                  2.03                    1.95
 Year ended 11/30/2003                                    14.61               (.11)                  3.07                    2.96
 Year ended 11/30/2002                                    17.75               (.12)                 (3.02)                  (3.14)
 Year ended 11/30/2001                                    24.56               (.16)                 (3.72)                  (3.88)
 Period from 3/15/2000 to 11/30/2000                      31.27               (.06)                 (6.65)                  (6.71)
Class C:
 Six months ended 5/31/2005 (5)                           19.46                 -                     .10                     .10
 Year ended 11/30/2004                                    17.52               (.09)                  2.03                    1.94
 Year ended 11/30/2003                                    14.57               (.11)                  3.06                    2.95
 Year ended 11/30/2002                                    17.70               (.12)                 (3.01)                  (3.13)
 Period from 3/15/2001 to 11/30/2001                      19.75               (.16)                 (1.89)                  (2.05)
Class F:
 Six months ended 5/31/2005 (5)                           20.19                .08                    .11                     .19
 Year ended 11/30/2004                                    18.07                .06                   2.09                    2.15
 Year ended 11/30/2003                                    14.91                .01                   3.15                    3.16
 Year ended 11/30/2002                                    17.98                 -  (7)              (3.07)                  (3.07)
 Period from 3/15/2001 to 11/30/2001                      19.92               (.04)                 (1.90)                  (1.94)
Class 529-A:
 Six months ended 5/31/2005 (5)                           20.24                .08                    .10                     .18
 Year ended 11/30/2004                                    18.11                .06                   2.10                    2.16
 Year ended 11/30/2003                                    14.93                .02                   3.16                    3.18
 Period from 2/15/2002 to 11/30/2002                      17.14                 -  (7)              (2.21)                  (2.21)
Class 529-B:
 Six months ended 5/31/2005 (5)                           19.76               (.01)                   .10                     .09
 Year ended 11/30/2004                                    17.82               (.11)                  2.05                    1.94
 Year ended 11/30/2003                                    14.83               (.13)                  3.12                    2.99
 Period from 2/19/2002 to 11/30/2002                      16.76               (.09)                 (1.84)                  (1.93)
Class 529-C:
 Six months ended 5/31/2005 (5)                           19.77               (.01)                   .10                     .09
 Year ended 11/30/2004                                    17.83               (.11)                  2.05                    1.94
 Year ended 11/30/2003                                    14.84               (.13)                  3.12                    2.99
 Period from 2/21/2002 to 11/30/2002                      16.55               (.09)                 (1.62)                  (1.71)
Class 529-E:
 Six months ended 5/31/2005 (5)                           20.09                .04                    .10                     .14
 Year ended 11/30/2004                                    18.01               (.01)                  2.09                    2.08
 Year ended 11/30/2003                                    14.91               (.05)                  3.15                    3.10
 Period from 3/15/2002 to 11/30/2002                      18.26               (.02)                 (3.33)                  (3.35)
Class 529-F:
 Six months ended 5/31/2005 (5)                           20.20                .07                    .11                     .18
 Year ended 11/30/2004                                    18.09                .04                   2.09                    2.13
 Year ended 11/30/2003                                    14.94               (.01)                  3.16                    3.15
 Period from 10/11/2002 to 11/30/2002                     12.30                 -  (7)               2.64                    2.64
Class R-1:
 Six months ended 5/31/2005 (5)                           19.90                 -                     .11                     .11
 Year ended 11/30/2004                                    17.92               (.08)                  2.06                    1.98
 Year ended 11/30/2003                                    14.90               (.11)                  3.13                    3.02
 Period from 6/21/2002 to 11/30/2002                      15.45               (.04)                  (.51)                   (.55)
Class R-2:
 Six months ended 5/31/2005 (5)                           19.90                 -                     .11                     .11
 Year ended 11/30/2004                                    17.92               (.08)                  2.06                    1.98
 Year ended 11/30/2003                                    14.88               (.11)                  3.15                    3.04
 Period from 5/31/2002 to 11/30/2002                      17.02               (.05)                 (2.09)                  (2.14)
Class R-3:
 Six months ended 5/31/2005 (5)                           20.10                .04                    .11                     .15
 Year ended 11/30/2004                                    18.03                 -  (7)               2.07                    2.07
 Year ended 11/30/2003                                    14.92               (.05)                  3.16                    3.11
 Period from 6/25/2002 to 11/30/2002                      15.26               (.02)                  (.32)                   (.34)
Class R-4:
 Six months ended 5/31/2005 (5)                           20.25                .08                    .11                     .19
 Year ended 11/30/2004                                    18.12                .07                   2.09                    2.16
 Year ended 11/30/2003                                    14.94                .01                   3.17                    3.18
 Period from 7/25/2002 to 11/30/2002                      12.85               (.01)                  2.10                    2.09
Class R-5:
 Six months ended 5/31/2005 (5)                           20.37                .11                    .10                     .21
 Year ended 11/30/2004                                    18.21                .12                   2.10                    2.22
 Year ended 11/30/2003                                    14.97                .06                   3.18                    3.24
 Period from 5/15/2002 to 11/30/2002                      17.58                .03                  (2.64)                  (2.61)

                                                            Dividends and distributions

                                                Dividends
                                                (from net         Distributions           Total           Net asset
                                               investment         (from capital       dividends and       value, end        Total
                                                 income)             gains)           distributions       of period        return(3)
Class A:
 Six months ended 5/31/2005 (5)                  $(.07)                $ -               $(.07)            $20.38              .91%
 Year ended 11/30/2004                            (.01)                 -                 (.01)             20.27             12.00
 Year ended 11/30/2003                              -                   -                   -               18.11             21.22
 Year ended 11/30/2002                              -                   -                   -               14.94            (17.05)
 Year ended 11/30/2001                              -                (2.93)              (2.93)             18.01            (17.67)
 Year ended 11/30/2000                            (.14)              (3.18)              (3.32)             24.69             (7.43)
Class B:
 Six months ended 5/31/2005 (5)                     -                   -                   -               19.63               .56
 Year ended 11/30/2004                              -                   -                   -               19.52             11.10
 Year ended 11/30/2003                              -                   -                   -               17.57             20.26
 Year ended 11/30/2002                              -                   -                   -               14.61            (17.69)
 Year ended 11/30/2001                              -                (2.93)              (2.93)             17.75            (18.36)
 Period from 3/15/2000 to 11/30/2000                -                   -                   -               24.56            (21.46)
Class C:
 Six months ended 5/31/2005 (5)                     -                   -                   -               19.56               .51
 Year ended 11/30/2004                              -                   -                   -               19.46             11.07
 Year ended 11/30/2003                              -                   -                   -               17.52             20.25
 Year ended 11/30/2002                              -                   -                   -               14.57            (17.68)
 Period from 3/15/2001 to 11/30/2001                -                   -                   -               17.70            (10.38)
Class F:
 Six months ended 5/31/2005 (5)                   (.08)                 -                 (.08)             20.30              .94
 Year ended 11/30/2004                            (.03)                 -                 (.03)             20.19             11.89
 Year ended 11/30/2003                              -                   -                   -               18.07             21.19
 Year ended 11/30/2002                              -                   -                   -               14.91            (17.08)
 Period from 3/15/2001 to 11/30/2001                -                   -                   -               17.98             (9.74)
Class 529-A:
 Six months ended 5/31/2005 (5)                   (.08)                 -                 (.08)             20.34               .89
 Year ended 11/30/2004                            (.03)                 -                 (.03)             20.24             11.96
 Year ended 11/30/2003                              -                   -                   -               18.11             21.30
 Period from 2/15/2002 to 11/30/2002                -                   -                   -               14.93            (12.89)
Class 529-B:
 Six months ended 5/31/2005 (5)                     -                   -                   -               19.85               .45
 Year ended 11/30/2004                              -                   -                   -               19.76             10.89
 Year ended 11/30/2003                              -                   -                   -               17.82             20.16
 Period from 2/19/2002 to 11/30/2002                -                   -                   -               14.83            (11.52)
Class 529-C:
 Six months ended 5/31/2005 (5)                     -                   -                   -               19.86               .46
 Year ended 11/30/2004                              -                   -                   -               19.77             10.88
 Year ended 11/30/2003                              -                   -                   -               17.83             20.15
 Period from 2/21/2002 to 11/30/2002                -                   -                   -               14.84            (10.33)
Class 529-E:
 Six months ended 5/31/2005 (5)                   (.02)                 -                 (.02)             20.21               .71
 Year ended 11/30/2004                              -                   -                   -               20.09             11.55
 Year ended 11/30/2003                              -                   -                   -               18.01             20.79
 Period from 3/15/2002 to 11/30/2002                -                   -                   -               14.91            (18.35)
Class 529-F:
 Six months ended 5/31/2005 (5)                   (.07)                 -                 (.07)             20.31               .88
 Year ended 11/30/2004                            (.02)                 -                 (.02)             20.20             11.79
 Year ended 11/30/2003                              -                   -                   -               18.09             21.08
 Period from 10/11/2002 to 11/30/2002               -                   -                   -               14.94             21.46
Class R-1:
 Six months ended 5/31/2005 (5)                     -                   -                    -              20.01              .55%
 Year ended 11/30/2004                              -                   -                    -              19.90             11.05
 Year ended 11/30/2003                              -                   -                    -              17.92             20.27
 Period from 6/21/2002 to 11/30/2002                -                   -                    -              14.90             (3.56)
Class R-2:
 Six months ended 5/31/2005 (5)                     -                   -                    -              20.01               .55
 Year ended 11/30/2004                              -                   -                    -              19.90             11.05
 Year ended 11/30/2003                              -                   -                    -              17.92             20.43
 Period from 5/31/2002 to 11/30/2002                -                   -                    -              14.88            (12.57)
Class R-3:
 Six months ended 5/31/2005 (5)                   (.03)                 -                 (.03)             20.22               .74
 Year ended 11/30/2004                              -                   -                    -              20.10             11.48
 Year ended 11/30/2003                              -                   -                    -              18.03             20.84
 Period from 6/25/2002 to 11/30/2002                -                   -                    -              14.92             (2.23)
Class R-4:
 Six months ended 5/31/2005 (5)                   (.09)                 -                 (.09)             20.35               .92
 Year ended 11/30/2004                            (.03)                 -                 (.03)             20.25             11.92
 Year ended 11/30/2003                              -                   -                    -              18.12             21.28
 Period from 7/25/2002 to 11/30/2002                -                   -                    -              14.94             16.26
Class R-5:
 Six months ended 5/31/2005 (5)                   (.13)                 -                 (.13)             20.45              1.05
 Year ended 11/30/2004                            (.06)                 -                 (.06)             20.37             12.26
 Year ended 11/30/2003                              -                   -                    -              18.21             21.64
 Period from 5/15/2002 to 11/30/2002                -                   -                    -              14.97            (14.85)

                                                                  Ratio of expenses        Ratio of expenses
                                                                     to average                to average             Ratio of
                                               Net assets,           net assets                net assets         net income (loss)
                                              end of period    before reimbursements/    after reimbursements/       to average
                                              (in millions)            waivers                  waivers (4)          net assets
Class A:
 Six months ended 5/31/2005 (5)                   $6,581                .84%(6)                    .82%(6)                .79%  (6)
 Year ended 11/30/2004                            6,938                  .84                       .84                    .32
 Year ended 11/30/2003                            6,671                  .89                       .89                    .09
 Year ended 11/30/2002                            5,883                  .89                       .89                   (.01)
 Year ended 11/30/2001                            8,086                  .82                       .82                    .02
 Year ended 11/30/2000                            10,418                 .81                       .81                    .42
Class B:
 Six months ended 5/31/2005 (5)                    169                  1.62 (6)                  1.60 (6)                .01   (6)
 Year ended 11/30/2004                             172                  1.62                      1.62                   (.45)
 Year ended 11/30/2003                             144                  1.68                      1.68                   (.70)
 Year ended 11/30/2002                             104                  1.69                      1.69                   (.79)
 Year ended 11/30/2001                             111                  1.63                      1.63                   (.81)
 Period from 3/15/2000 to 11/30/2000                85                  1.58 (6)                  1.58 (6)               (.29)  (6)
Class C:
 Six months ended 5/31/2005 (5)                     80                  1.66 (6)                  1.64 (6)               (.01)  (6)
 Year ended 11/30/2004                              76                  1.66                      1.65                   (.47)
 Year ended 11/30/2003                              51                  1.69                      1.69                   (.73)
 Year ended 11/30/2002                              26                  1.70                      1.70                   (.77)
 Period from 3/15/2001 to 11/30/2001                15                  1.86 (6)                  1.86 (6)              (1.19)  (6)
Class F:
 Six months ended 5/31/2005 (5)                     86                   .90 (6)                   .87 (6)                .77   (6)
 Year ended 11/30/2004                              72                   .89                       .88                    .32
 Year ended 11/30/2003                              40                   .91                       .91                    .04
 Year ended 11/30/2002                              15                   .95                       .95                   (.02)
 Period from 3/15/2001 to 11/30/2001                7                   1.00 (6)                  1.00 (6)               (.34)  (6)
Class 529-A:
 Six months ended 5/31/2005 (5)                     41                   .90 (6)                   .87 (6)                .76   (6)
 Year ended 11/30/2004                              35                   .87                       .86                    .33
 Year ended 11/30/2003                              20                   .85                       .85                    .11
 Period from 2/15/2002 to 11/30/2002                8                   1.00 (6)                  1.00 (6)                .02   (6)
Class 529-B:
 Six months ended 5/31/2005 (5)                     8                   1.79 (6)                  1.76 (6)               (.13)  (6)
 Year ended 11/30/2004                              7                   1.78                      1.78                   (.58)
 Year ended 11/30/2003                              4                   1.81                      1.81                   (.86)
 Period from 2/19/2002 to 11/30/2002                1                   1.84 (6)                  1.84 (6)               (.82)  (6)
Class 529-C:
 Six months ended 5/31/2005 (5)                     12                  1.78 (6)                  1.75 (6)               (.11)  (6)
 Year ended 11/30/2004                              10                  1.77                      1.76                   (.57)
 Year ended 11/30/2003                              5                   1.80                      1.80                   (.84)
 Period from 2/21/2002 to 11/30/2002                2                   1.80 (6)                  1.80 (6)               (.78)  (6)
Class 529-E:
 Six months ended 5/31/2005 (5)                     2                   1.25 (6)                  1.22 (6)                .42   (6)
 Year ended 11/30/2004                              2                   1.23                      1.23                   (.03)
 Year ended 11/30/2003                              1                   1.25                      1.25                   (.30)
 Period from 3/15/2002 to 11/30/2002                - (8)               1.25 (6)                  1.25 (6)               (.23)  (6)
Class 529-F:
 Six months ended 5/31/2005 (5)                     1                   1.00 (6)                   .83 (6)                .83   (6)
 Year ended 11/30/2004                              1                    .98                       .98                    .23
 Year ended 11/30/2003                              - (8)               1.00                      1.00                   (.04)
 Period from 10/11/2002 to 11/30/2002               - (8)                .14                       .14                   (.03)
Class R-1:
 Six months ended 5/31/2005 (5)                     $3                  1.73%(6)                  1.63%(6)                .01%   (6)
 Year ended 11/30/2004                              2                   1.76                      1.65                   (.44)
 Year ended 11/30/2003                              1                   1.96                      1.66                   (.69)
 Period from 6/21/2002 to 11/30/2002                - (8)               1.43                       .73                   (.28)
Class R-2:
 Six months ended 5/31/2005 (5)                     49                  1.94 (6)                  1.60 (6)                .04   (6)
 Year ended 11/30/2004                              44                  2.03                      1.61                   (.40)
 Year ended 11/30/2003                              21                  2.35                      1.62                   (.68)
 Period from 5/31/2002 to 11/30/2002                3                   2.00 (6)                  1.63 (6)               (.78)  (6)
Class R-3:
 Six months ended 5/31/2005 (5)                     40                  1.25 (6)                  1.21 (6)                .42   (6)
 Year ended 11/30/2004                              35                  1.26                      1.23                   (.02)
 Year ended 11/30/2003                              17                  1.37                      1.24                   (.29)
 Period from 6/25/2002 to 11/30/2002                2                    .61                       .54                   (.12)
Class R-4:
 Six months ended 5/31/2005 (5)                     21                   .87 (6)                   .84 (6)                .81   (6)
 Year ended 11/30/2004                              17                   .86                       .85                    .34
 Year ended 11/30/2003                              10                   .88                       .88                    .09
 Period from 7/25/2002 to 11/30/2002                4                    .33                       .31                   (.03)
Class R-5:
 Six months ended 5/31/2005 (5)                     52                   .56 (6)                   .53 (6)               1.09   (6)
 Year ended 11/30/2004                              51                   .55                       .55                    .62
 Year ended 11/30/2003                              44                   .56                       .56                    .41
 Period from 5/15/2002 to 11/30/2002                31                   .56 (6)                   .56 (6)                .44   (6)


                                                              Six months ended
                                                                   May 31,                     Year ended November 30
                                                                   2005(5)        2004       2003       2002        2001       2000

Portfolio turnover rate for all classes of shares                   15%            35%        38%        37%         41%        54%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

(2)  Based on average shares outstanding.

(3) Total returns exclude all sales charges, including contingent deferred sales charges.

(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. During the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services. In addition, during the six months ended 5/31/2005, AFD agreed to waive a portion of the fees related to distribution services for Class 529-F.

(5)  Unaudited.

(6)  Annualized.

(7)  Amount less than one cent.

(8)  Amount less than $1 million.


See Notes to Financial Statements

EXPENSE EXAMPLE                                                       unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 through May 31, 2005).

ACTUAL EXPENSES:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain shareholders, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                Beginning       Ending      Expenses      Annualized
                                                 account       account     paid during    expense ratio
                                                  value         value      period(1)
                                                12/1/2004     5/31/2005


Class A -- actual return                      $1,000.00         $1,009.12        $4.11            .82%
Class A -- assumed 5% return                   1,000.00          1,020.84         4.13             .82

Class B -- actual return                       1,000.00          1,005.64         8.00            1.60
Class B -- assumed 5% return                   1,000.00          1,016.95         8.05            1.60

Class C -- actual return                       1,000.00          1,005.13         8.20            1.64
Class C -- assumed 5% return                   1,000.00          1,016.75         8.25            1.64

Class F -- actual return                       1,000.00          1,009.44         4.36             .87
Class F -- assumed 5% return                   1,000.00          1,020.59         4.38             .87

Class 529-A -- actual return                   1,000.00          1,008.95         4.36             .87
Class 529-A -- assumed 5% return               1,000.00          1,020.59         4.38             .87

Class 529-B -- actual return                   1,000.00          1,004.55         8.80            1.76
Class 529-B -- assumed 5% return               1,000.00          1,016.16         8.85            1.76

Class 529-C -- actual return                   1,000.00          1,004.56         8.75            1.75
Class 529-C -- assumed 5% return               1,000.00          1,016.21         8.80            1.75

Class 529-E -- actual return                   1,000.00          1,007.10         6.10            1.22
Class 529-E -- assumed 5% return               1,000.00          1,018.85         6.14            1.22

Class 529-F -- actual return                   1,000.00          1,008.80         4.16             .83
Class 529-F -- assumed 5% return               1,000.00          1,020.79         4.18             .83

Class R-1 -- actual return                     1,000.00          1,005.52         8.15            1.63
Class R-1 -- assumed 5% return                 1,000.00          1,016.80         8.20            1.63

Class R-2 -- actual return                     1,000.00          1,005.52         8.00            1.60
Class R-2 -- assumed 5% return                 1,000.00          1,016.95         8.05            1.60

Class R-3 -- actual return                     1,000.00          1,007.42         6.06            1.21
Class R-3 -- assumed 5% return                 1,000.00          1,018.90         6.09            1.21

Class R-4 -- actual return                     1,000.00          1,009.18         4.21             .84
Class R-4 -- assumed 5% return                 1,000.00          1,020.74         4.23             .84

Class R-5 -- actual return                     1,000.00          1,010.48         2.66             .53
Class R-5 -- assumed 5% return                 1,000.00          1,022.29         2.67             .53


(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 365 (to reflect the one-half year period).



OFFICES OF THE FUND AND OF
THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR
SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02105-1713

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
San Francisco, CA 94105-3441

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in The New Economy Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.78 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.82 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by
0.05 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUND'S PROSPECTUS AND THE COLLEGEAMERICA PROGRAM DESCRIPTION, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY (AFS) AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

If you reside in a state other than Virginia, there may be an in-state plan that offers additional tax benefits not available in CollegeAmerica. Talk to your tax adviser. Interests in CollegeAmerica are sold through unaffiliated intermediaries.

"American Funds Proxy Voting Guidelines" -- which describes how we vote proxies relating to portfolio securities -- is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete May 31, 2005, portfolio of The New Economy Fund's investments is available free of charge on the SEC website or upon request by calling AFS.

The New Economy Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This form is available free of charge on the SEC website or upon request by calling AFS. You may also review or, for a fee, copy the form at the SEC's Public Reference Room in Washington, D.C. (800/SEC-0330).

This report is for the information of shareholders of The New Economy Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2005, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - AMERICAN FUNDS(R)]

CollegeAmerica is sponsored by
Virginia College Savings Plan (SM)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 30 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. More than half of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
>  The New Economy Fund(R)
   New Perspective Fund(R)
   New World Fund (SM)
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   American Mutual Fund(R)
   Capital World Growth and Income Fund (SM)
   Fundamental Investors (SM)
   The Investment Company of America(R)
   Washington Mutual Investors Fund (SM)

o  EQUITY-INCOME FUNDS
   Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   American Balanced Fund(R)

o  BOND FUNDS
   American High-Income Trust (SM)
   The Bond Fund of America (SM)
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities Fund (SM)

o  TAX-EXEMPT BOND FUNDS
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of America (SM)
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of America (SM)
   The U.S. Treasury Money Fund of America (SM)

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-914-0705P

Litho in USA BBC/L/6276-S4197

Printed on recycled paper



ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Schedule of Investments

[logo - AMERICAN FUNDS (R)]

THE NEW ECONOMY FUND
INVESTMENT PORTFOLIO


May 31, 2005                                                                                                               unaudited

                                                                                                                        Market value
Common stocks -- 92.22%                                                                                      Shares            (000)

BANKS -- 11.20%
Freddie Mac                                                                                               1,830,000         $119,023
Wells Fargo & Co.                                                                                         1,600,000           96,656
Societe Generale(1)                                                                                         881,000           86,611
HDFC Bank Ltd.(1)                                                                                         6,450,000           79,591
City National Corp.                                                                                         799,800           56,810
Erste Bank der oesterreichischen Sparkassen AG(1)                                                           900,000           44,403
Pusan Bank(1)                                                                                             5,160,000           43,811
ICICI Bank Ltd.(1)                                                                                        4,000,000           35,743
ICICI Bank Ltd. (ADR)                                                                                       400,000            7,772
ABN AMRO Holding NV(1)                                                                                    1,782,957           41,241
Mitsui Trust Holdings, Inc.(1)                                                                            4,050,000           39,620
Royal Bank of Scotland Group PLC(1)                                                                       1,004,586           29,501
HSBC Holdings PLC (United Kingdom)(1)                                                                       930,624           14,662
HSBC Holdings PLC (Hong Kong)(1)                                                                            285,046            4,516
SVB Financial Group(2)                                                                                      310,000           14,806
South Financial Group, Inc.                                                                                 425,000           11,581
Hypo Real Estate Holding AG(1)                                                                              285,000           11,246
Bayerische Hypo- und Vereinsbank AG(1,2)                                                                    394,700            9,731
UFJ Holdings, Inc.(1,2)                                                                                       1,900            9,639
Mizuho Financial Group, Inc.(1)                                                                               1,800            8,539
Kookmin Bank(1)                                                                                             180,000            7,905
Banco Santander Central Hispano, SA(1)                                                                      659,523            7,513
Daegu Bank, Ltd.(1)                                                                                         877,000            6,828
Malayan Banking Bhd.(1)                                                                                   2,332,600            6,714
Amegy Bancorporation, Inc.                                                                                  340,000            6,055
                                                                                                                             800,517

RETAILING -- 11.02%
IAC/InterActiveCorp(2)                                                                                    8,665,000          212,292
Target Corp.                                                                                              3,650,000          196,005
Lowe's Companies, Inc.                                                                                    1,680,000           96,113
Best Buy Co., Inc.                                                                                        1,275,000           69,398
Limited Brands, Inc.                                                                                      2,670,000           54,922
Yamada Denki Co., Ltd.(1)                                                                                   577,000           31,318
Amazon.com, Inc.(2)                                                                                         850,000           30,184
CarMax, Inc.(2)                                                                                           1,150,000           29,360
Kingfisher PLC(1)                                                                                         5,025,000           23,478
Gap, Inc.                                                                                                   900,000           18,900
FAST RETAILING CO., LTD.(1)                                                                                 186,700            9,890
Dixons Group PLC(1)                                                                                       3,556,600            9,765
eBay Inc.(2)                                                                                                160,000            6,082
                                                                                                                             787,707

SOFTWARE & SERVICES -- 10.71%
Google Inc., Class A(2)                                                                                     709,000          197,386
Yahoo! Inc.(2)                                                                                            2,700,000          100,440
Microsoft Corp.                                                                                           3,790,000           97,782
First Data Corp.                                                                                          1,704,000           64,462
NHN Corp.(1,2)                                                                                              575,000           61,641
Ceridian Corp.(2)                                                                                         1,865,150           35,568
Intuit Inc.(2)                                                                                              800,000           34,576
Paychex, Inc.                                                                                             1,125,000           32,490
VeriSign, Inc.(2)                                                                                         1,000,000           32,350
Compuware Corp.(2)                                                                                        4,155,100           28,462
Automatic Data Processing, Inc.                                                                             465,000           20,367
NAVTEQ Corp.(2)                                                                                             507,200           19,350
Fair Isaac Corp.                                                                                            387,500           13,272
Oracle Corp.(2)                                                                                             720,000            9,230
Sabre Holdings Corp., Class A                                                                               400,000            8,028
Electronic Data Systems Corp.                                                                               289,300            5,699
Cadence Design Systems, Inc.(2)                                                                             307,100            4,290
                                                                                                                             765,393

MEDIA -- 10.09%
Time Warner Inc.(2)                                                                                      13,175,000          229,245
Liberty Media Corp., Class A(2)                                                                          11,260,000          116,991
News Corp. Inc., Class A                                                                                  4,605,629           74,289
Liberty Media International, Inc., Class A(2)                                                             1,377,194           57,718
UnitedGlobalCom, Inc., Class A(2)                                                                         6,000,000           54,600
Reader's Digest Assn., Inc., Class A                                                                      2,640,000           44,722
ProSiebenSAT.1 Media AG, nonvoting preferred(1)                                                           2,500,000           41,331
Walt Disney Co.                                                                                           1,300,000           35,672
Arbitron Inc.                                                                                               670,520           27,049
Grupo Televisa, SA, ordinary participation certificates (ADR)                                               345,000           20,700
Schibsted ASA                                                                                               525,000           13,887
SET Satellite (Singapore) Pte. Ltd.(1,2,3)                                                                  775,461            3,169
SET India Ltd.(1,2,3)                                                                                        31,400            1,611
KirchMedia GmbH & Co. KGaA, nonvoting(1,2,3)                                                              1,775,000               --
                                                                                                                             720,984

TELECOMMUNICATION SERVICES -- 8.67%
Telefonica, SA(1)                                                                                         4,868,154           81,403
Telephone and Data Systems, Inc.                                                                            931,100           36,080
Telephone and Data Systems, Inc.(2)                                                                         931,100           35,382
Vodafone Group PLC(1)                                                                                    26,400,000           66,566
Qwest Communications International Inc.(2)                                                               16,100,000           63,112
Royal KPN NV(1)                                                                                           7,210,300           57,173
France Telecom, SA(1,2)                                                                                   1,856,000           53,063
Sprint Corp.                                                                                              2,197,500           52,059
MobileOne Ltd                                                                                            29,783,250           36,668
Telekom Austria AG(1)                                                                                     1,484,023           27,656
China Unicom Ltd.(1)                                                                                     25,000,000           20,013
Portugal Telecom, SGPS, SA(1)                                                                             1,625,743           16,598
Maxis Communications Bhd.(1)                                                                              6,200,700           16,089
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B(1)                               28,559,000           14,155
Deutsche Telekom AG(1)                                                                                      638,600           11,856
Telenor ASA(1)                                                                                            1,427,100           11,364
KDDI Corp.(1)                                                                                                 1,678            7,669
Tele2 AB(1)                                                                                                 675,000            6,460
Tele2 AB(2)                                                                                                 225,000              301
Telecom Italia SpA, nonvoting(1)                                                                          2,104,279            5,567
                                                                                                                             619,234

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 7.40%
Texas Instruments Inc.                                                                                    4,100,000          113,324
Taiwan Semiconductor Manufacturing Co. Ltd.(1)                                                           45,215,189           81,795
Maxim Integrated Products, Inc.                                                                           1,800,000           70,920
Applied Materials, Inc.                                                                                   3,775,000           61,948
Novellus Systems, Inc.(2)                                                                                 2,010,000           53,567
Altera Corp.(2)                                                                                           1,750,000           38,833
Rohm Co., Ltd.(1)                                                                                           250,500           23,380
KLA-Tencor Corp.                                                                                            500,000           22,705
Integrated Circuit Systems, Inc.(2)                                                                       1,000,000           21,190
Advanced Micro Devices, Inc.(2)                                                                           1,000,000           16,400
Microchip Technology Inc.                                                                                   500,000           14,820
Tokyo Electron Ltd.(1)                                                                                      176,000            9,820
                                                                                                                             528,702

ENERGY -- 4.14%
Schlumberger Ltd.                                                                                         1,475,000          100,846
Weatherford International Ltd.(2)                                                                         1,000,000           52,570
Noble Corp.                                                                                                 850,000           48,127
Baker Hughes Inc.                                                                                           900,000           41,571
BJ Services Co.                                                                                             750,000           37,763
Smith International, Inc.                                                                                   250,000           14,690
                                                                                                                             295,567

TECHNOLOGY HARDWARE & EQUIPMENT -- 3.67%
Cisco Systems, Inc.(2)                                                                                    4,329,200           83,900
Corning Inc.(2)                                                                                           3,050,000           47,824
Andrew Corp.(2)                                                                                           2,500,000           33,150
Nidec Corp.(1)                                                                                              275,000           30,004
Symbol Technologies, Inc.                                                                                 2,000,000           23,020
Sanmina-SCI Corp.(2)                                                                                      2,600,000           13,338
Jabil Circuit, Inc.(2)                                                                                      400,000           11,692
International Business Machines Corp.                                                                       135,000           10,199
Flextronics International Ltd.(2)                                                                           700,000            8,946
                                                                                                                             262,073

COMMERCIAL SERVICES & SUPPLIES -- 3.64%
United Stationers Inc.(2)                                                                                 1,481,300           72,628
Rentokil Initial PLC(1)                                                                                  21,500,000           57,727
Robert Half International Inc.                                                                            1,500,000           37,410
Monster Worldwide Inc.(2)                                                                                 1,410,000           37,196
Vedior NV(1)                                                                                              1,501,852           21,329
SIRVA, Inc.(2)                                                                                            2,310,000           18,134
Allied Waste Industries, Inc.(2)                                                                          2,000,000           15,420
                                                                                                                             259,844

INSURANCE -- 2.89%
American International Group, Inc.                                                                        1,333,985           74,103
W.R. Berkley Corp.                                                                                        1,647,000           58,403
PartnerRe Holdings Ltd.                                                                                     540,000           35,678
Willis Group Holdings Ltd.                                                                                  560,000           19,191
XL Capital Ltd., Class A                                                                                    250,000           18,820
                                                                                                                             206,195

HEALTH CARE EQUIPMENT & SERVICES -- 2.73%
Express Scripts, Inc.(2)                                                                                    595,000           54,972
HCA Inc.                                                                                                    850,000           45,900
Aetna Inc.                                                                                                  340,000           26,523
AmerisourceBergen Corp.                                                                                     400,000           25,828
Henry Schein, Inc.(2)                                                                                       426,650           17,190
Caremark Rx, Inc.(2)                                                                                        300,000           13,398
Alfresa Holdings Corp.(1)                                                                                   240,000           11,065
                                                                                                                             194,876

CONSUMER SERVICES -- 2.64%
Carnival Corp., units                                                                                     2,700,000          142,830
Outback Steakhouse, Inc.                                                                                    700,000           30,975
Hilton Group PLC(1)                                                                                       1,500,000            7,748
Service Corp. International                                                                                 791,600            6,000
ServiceMaster Co.                                                                                           114,800            1,492
                                                                                                                             189,045

DIVERSIFIED FINANCIALS -- 2.41%
Capital One Financial Corp.                                                                                 750,000           56,550
Bank of New York Co., Inc.                                                                                  925,000           26,659
J.P. Morgan Chase & Co.                                                                                     700,000           25,025
ING Groep NV(1)                                                                                             871,910           24,098
Citigroup Inc.                                                                                              500,000           23,555
CapitalSource Inc.(2)                                                                                       865,500           16,514
                                                                                                                             172,401

TRANSPORTATION -- 1.51%
Singapore Post Private Ltd.(1)                                                                           59,700,000           32,868
Southwest Airlines Co.                                                                                    2,180,000           31,719
Qantas Airways Ltd.(1)                                                                                    8,034,484           19,428
Transurban Group(1,2)                                                                                     3,248,737           17,794
SembCorp Logistics Ltd.(1)                                                                                5,706,560            5,944
                                                                                                                             107,753

UTILITIES -- 1.41%
Reliance Energy Ltd.                                                                                      4,410,003           52,235
E.ON AG(1)                                                                                                  255,000           22,082
Hong Kong and China Gas Co. Ltd.(1)                                                                      10,042,000           20,113
Veolia Environnement(1)                                                                                     178,200            6,721
                                                                                                                             101,151

FOOD & STAPLES RETAILING -- 1.36%
Wal-Mart de Mexico, SA de CV, Series V                                                                    9,800,000           37,204
Costco Wholesale Corp.                                                                                      600,000           27,252
Koninklijke Ahold NV(1,2)                                                                                 2,200,000           16,579
Walgreen Co.                                                                                                350,000           15,869
                                                                                                                              96,904

MATERIALS -- 0.85%
Nitto Denko Corp.(1)                                                                                      1,077,000           60,498

CAPITAL GOODS -- 0.73%
MSC Industrial Direct Co., Inc., Class A                                                                    929,100           28,923
Hagemeyer NV(1,2)                                                                                         7,070,000           16,831
Hi-P International Ltd.(1)                                                                                7,770,000            6,375
                                                                                                                              52,129

CONSUMER DURABLES & APPAREL -- 0.43%
Garmin Ltd.                                                                                                 700,000           31,045


FOOD, BEVERAGE & TOBACCO -- 0.11%
Coca-Cola West Japan Co. Ltd.(1)                                                                            365,000            8,195


MISCELLANEOUS -- 4.61%
Other common stocks in initial period of acquisition                                                                         329,259


TOTAL COMMON STOCKS (COST: $5,966,669,000)                                                                                 6,589,472


                                                                                                         Shares or
Convertible securities -- 0.51%                                                                     principal amount

TECHNOLOGY HARDWARE & EQUIPMENT -- 0.51%
Lucent Technologies Inc. 8.00% convertible subordinated notes 2031                                      $35,000,000           36,050


SOFTWARE & SERVICES -- 0.00%
ProAct Technologies Corp., Series C, convertible preferred(1,2,3)                                         3,500,000              272


TOTAL CONVERTIBLE SECURITIES (COST: $36,792,000)                                                                              36,322


                                                                                                   Principal amount
Short-term securities -- 7.01%                                                                                (000)

Variable Funding Capital Corp. 2.94%-3.04% due 6/6-7/5/2005(3)                                              $70,600           70,515
Procter & Gamble Co. 2.98%-3.19% due 6/17-8/24/2005(3)                                                       52,000           51,755
Freddie Mac 2.95%-3.07% due 6/14-8/1/2005                                                                    45,800           45,598
CAFCO, LLC 3.07% due 7/6/2005(3)                                                                             17,100           17,047
Ciesco LLC 3.125% due 8/3/2005                                                                               14,300           14,220
Citicorp 3.11% due 7/25/2005                                                                                 11,500           11,446
Verizon Global Funding Corp. 3.10% due 7/6/2005(3)                                                           40,000           39,876
Wal-Mart Stores Inc. 2.89%-2.98% due 6/1-6/7/2005(3)                                                         35,800           35,787
Hewlett-Packard Co. 3.10% due 7/25/2005(3)                                                                   32,600           32,446
U.S. Treasury Bills 2.655% due 6/2/2005                                                                      27,800           27,796
Gannett Co. 2.98%-3.02% due 6/10-7/29/2005(3)                                                                27,500           27,430
Clipper Receivables Co., LLC 3.05%-3.08% due 7/8-7/11/2005(3)                                                27,500           27,408
Abbott Laboratories Inc. 2.98% due 6/28/2005(3)                                                              24,098           24,042
Tennessee Valley Authority 2.89% due 6/23/2005                                                               19,100           19,065
Pfizer Inc 2.94% due 6/2/2005(3)                                                                             16,000           15,997
Three Pillars Funding, LLC 3.03% due 6/13/2005(3)                                                            12,536           12,522
Bank of New York Co., Inc. 2.99% due 6/28/2005                                                               10,000            9,977
Coca-Cola Co. 3.00% due 7/7/2005                                                                              9,500            9,471
Preferred Receivables Funding Corp. 3.01% due 6/10/2005(3)                                                    6,183            6,178
Federal Home Loan Bank 2.83% due 6/17/2005                                                                    2,100            2,097

TOTAL SHORT-TERM SECURITIES (COST: $500,664,000)                                                                             500,673




TOTAL INVESTMENT SECURITIES (COST: $6,504,125,000)                                                                        $7,126,467
OTHER ASSETS LESS LIABILITIES                                                                                                 18,706

NET ASSETS                                                                                                                $7,145,173


"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

(1) Valued under fair value procedures adopted by authority of the Board of Trustees. At May 31, 2005, 66 of the fund's securities, including those in "Miscellaneous" securities (with aggregate value of $1,675,112,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.

(2)  Security did not produce income during the last 12 months.

(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $366,055,000, which represented 5.12% of the net assets of the fund.

ADR = American Depositary Receipts


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Committee on Governance comprised solely of persons who are not considered "interested persons" of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Committee on Governance of the Registrant, c/o the Registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee on Governance.


ITEM 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12 - Exhibits

(a) (1) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(a) (2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND


By /s/ Timothy D. Armour
------------------------------------
Timothy D. Armour, President and PEO

Date: August 8, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ Timothy D. Armour
------------------------------------
Timothy D. Armour, President and PEO

Date: August 8, 2005



By /s/ David A. Pritchett
-------------------------------------
David A. Pritchett, Treasurer and PFO

Date: August 8, 2005